Financial Instruments Risks (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Summary of Credit Risk Exposure of Loans and Advances
The Group’s credit risk exposure of loans and advances under IFRS 9 with stage allocation by asset classification as of December 31, 2020 and 2019 is provided below:

Credit risk exposure	December 31, 2020	Stage 1	Stage 2	Stage 3
Cash and cash equivalents	86,184,474	86,184,474	—	—

- BCRA unrestricted current account	86,184,474	86,184,474	—	—

Financial assets at amortized cost	344,596,958	299,911,768	39,248,718	5,436,472

Wholesale	127,382,078	112,935,399	11,532,469	2,914,210

- Business	63,350,121	57,314,517	4,658,319	1,377,285
- Corporate & Investment Banking (CIB)	51,430,316	43,387,621	6,615,922	1,426,773
- Institutional and international	3,539	3,186	9	344
- MSMEs	9,853,004	9,515,836	227,360	109,808
- Others	2,745,098	2,714,239	30,859	—

Retail	168,026,972	137,788,461	27,716,249	2,522,262

- Advances	397,966	224,119	58,893	114,954
- Credit cards	108,390,974	87,348,378	20,065,917	976,679
- Personal loans	27,678,973	21,409,918	5,126,960	1,142,095
- Pledge loans	12,762,900	12,446,707	78,369	237,824
- Mortgages	18,561,052	16,125,462	2,385,293	50,297
- Receivables from financial leases	234,513	233,326	805	382
- Others	594	551	12	31
Reverse repurchase agreements	49,187,908	49,187,908	—	—

- BCRA repos	49,187,908	49,187,908	—	—

Financial assets at fair value through other comprehensive income	127,543,852	90,151,041	37,392,811	—

- Debt securities	127,543,852	90,151,041	37,392,811	—

Total financial assets risk	558,325,284	476,247,283	76,641,529	5,436,472

Loan commitments and financial guarantees	62,527,175	57,622,393	4,895,830	8,952

Wholesale	15,103,722	14,192,903	903,181	7,638

- Business	4,696,427	4,509,965	180,282	6,180
- CIB	5,681,763	5,464,505	216,776	482
- Institutional and international	4,215,983	3,730,436	485,547	—
- MSMEs	509,549	487,997	20,576	976

Retail	47,423,453	43,429,490	3,992,649	1,314

- Advances	4,971,492	4,874,422	97,011	59
- Credit cards	42,130,673	38,287,465	3,841,953	1,255
- Mortgages	289,695	258,729	30,966	—
- Others	31,593	8,874	22,719	—

Total loan commitments and financial guarantees	62,527,175	57,622,393	4,895,830	8,952

Total credit risk exposure	620,852,459	533,869,676	81,537,359	5,445,424

Credit risk exposure	December 31, 2019	Stage 1	Stage 2	Stage 3
Financial assets at amortized cost	283,357,959	245,405,093	27,358,665	10,594,201

Wholesale	121,743,503	106,101,285	9,436,834	6,205,384

- Business	63,570,532	51,955,351	6,324,901	5,290,280
- CIB	54,764,063	52,123,004	1,825,624	815,435
- Institutional and international	781,390	427,890	353,022	478
- MSMEs	2,627,518	1,595,040	933,287	99,191

Retail	161,614,456	139,303,808	17,921,831	4,388,817

- Advances	634,087	394,705	149,426	89,956
- Credit cards	93,547,285	81,534,909	9,805,989	2,206,387
- Personal loans	33,189,072	24,553,711	6,783,052	1,852,309
- Pledge loans	13,086,909	12,625,716	261,480	199,713
- Mortgages	20,931,137	19,974,970	918,980	37,187
- Receivables from financial leases	224,639	218,816	2,809	3,014
- Others	1,327	981	95	251

Financial assets at fair value through other comprehensive income	61,506,254	39,634,085	21,872,169	—

- Debt securities	61,506,254	39,634,085	21,872,169	—

Total financial assets risk	344,864,213	285,039,178	49,230,834	10,594,201

Loan commitments and financial guarantees	67,672,394	61,008,074	6,619,755	44,565

Wholesale	16,874,379	13,133,774	3,734,472	6,133

- Business	12,256,853	10,592,414	1,660,653	3,786
- CIB	2,346,931	1,030,897	1,315,730	304
- Institutional and international	1,660,476	1,068,597	591,879	—
- MSMEs	610,119	441,866	166,210	2,043

Retail	50,798,015	47,874,300	2,885,283	38,432

- Advances	5,400,667	5,219,511	179,008	2,148
- Credit cards	45,016,896	42,311,309	2,669,303	36,284
- Mortgages	336,459	313,579	22,880	—
- Others	43,993	29,901	14,092	—

Total loan commitments and financial guarantees	67,672,394	61,008,074	6,619,755	44,565

Total credit risk exposure	412,536,607	346,047,252	55,850,589	10,638,766

Table of Evolution of Total VaR
VaR (in millions of pesos)

	Year-ended December 31, 2020	Year-ended December 31, 2019
Average	226.41	81.60
Minimum	27.42	11.55
Maximum	431.58	273.42
Closing	225.50	43.57
VaR per risk factors – (in millions of pesos)

VaR interest rate	Year-ended December 31, 2020	Year-ended December 31, 2019
Average	108.68	71.97
Minimum	6.97	8.26
Maximum	406.57	234.32
Closing	237.23	43.99

VaR foreign exchange rate	Year-ended December 31, 2020	Year-ended December 31, 2019
Average	187.62	25.85
Minimum	2.93	0.85
Maximum	377.09	155.02
Closing	137.98	3.92

Table of Forward Transactions and Foreign Currency Forwards

	December 31, 2020	December 31, 2019
Foreign Currency Forwards
Foreign currency forward purchases - US$	1,011,403	618,497
Foreign currency forward sales - US$	978,794	620,956
Foreign currency forward sales – Euros	6,834	1,804
Foreign currency forward purchases – Euros	0	35

Foreign currency forward - US$	32,609	(2,459)
Foreign currency forward - Euros	6,834	1,769

Table of Position in Foreign Currency

	Total as of December 31, 2020	As of December 31, 2020 (per currency)				Total as of December 31, 2019
		US Dollar	Euro	Real	Other
ASSETS

Cash and cash equivalents	114,954,079	110,150,270	4,568,050	33,778	201,982	119,371,805
Financial assets at fair value through profit or loss - Debt securities	629	629	0	0	0	226
Other financial assets	6,930,424	6,924,630	5,793	0	0	3,461,778

Loans and advances	27,928,287	27,928,212	0	0	75	46,696,681
Financial assets at fair value through other comprehensive income - Debt securities	0	0	0	0	0	10,093,293
Equity instruments	28,273	28,273	0	0	0	36,946

TOTAL ASSETS	149,841,692	145,032,014	4,573,843	33,778	202,057	179,660,729

LIABILITIES

Deposits	137,441,745	134,734,046	2,707,699	0	0	159,598,906
Trading liabilities	0	0	0	0	0	612,112
Other financial liabilities	10,386,382	9,968,665	380,566	0	37,151	10,465,808
Bank loans	2,260,739	2,260,739	0	0	0	4,153,052
Other liabilities	1,142,679	1,104,580	21,282	0	16,817	1,691,325

TOTAL LIABILITIES	151,231,545	148,068,030	3,109,547	0	53,968	176,521,203

Net	(1,389,583)	(3,036,016)	1,464,296	33,778	148,089	3,139,526

Table of Sensitivity of the Economic Value SEV	SEV +100 bps

	December 31, 2020	December 31, 2019
Closing	0.38%	0.32%
Minimum	0.17%	0.04%
Maximum	0.47%	1.64%
Average	0.34%	0.77%

Table of Sensitivity of the Financial Margin SFM	SFM -100 bps

	December 31, 2020	December 31, 2019
Closing	0.92%	0.82%
Minimum	0.56%	0.58%
Maximum	0.92%	2.20%
Average	0.81%	1.48%

Table of the Progress of LCR Ratios

	December, 2020	December, 2019
LCR Closing	321%	413%
Max	354%	525%
Min	292%	410%
Avg	313%	457%

Table of Concentration of Deposits

	December 31, 2020		December 31, 2019
Number of customers	Debt balance	% over total portfolio	Debt balance	% over total portfolio
10 largest customers	47,049,746	9.84%	14,805,699	3.70%
50 following largest customers	40,204,538	8.41%	23,185,601	5.79%
100 following largest customers	25,447,726	5.32%	18,262,499	4.56%
Rest of customers	365,521,254	76.43%	343,982,998	85.95%

TOTAL	478,223,264	100.00%	400,236,797	100.00%

Table of Breakdown by Contractual Maturity of Financial Liabilities
The following chart show the breakdown by contractual maturity of loans and advances, other financing and financial liabilities considering the total amounts to their due date, as of December 31, 2020 and 2019:

	Assets (*)		Liabilities (*)
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Up to 1 month (**)	141,716,796	135,797,587	473,165,815	415,394,814
From more than 1 month to 3 month	37,208,495	36,288,151	26,150,054	32,989,897
From more than 3 month to 6 month	30,735,275	19,850,272	31,502,743	11,823,481
From more than 6 month to 12 month	33,137,133	26,432,729	2,818,747	7,815,160
From more than 12 month to 24 month	33,794,545	37,925,667	2,142,351	1,595,696
More than 24 months	43,647,595	57,062,231	4,245,245	5,031,776

TOTAL	320,239,839	313,356,637	540,024,955	474,650,824

(*)	These figures includes expected interest amounts. For floating rate instruments such interest amounts were calculated using interest rate prevailing at the end of each period.
(**)	The Bank has liquid assets such as cash and cash equivalents (Note 8), reverse repurchase agreements (Note 10.4) and BCRA liquidity bills (Note 14.1), among others, to settle its liabilities.
Additionally, the Bank has issued financial guarantees and loan commitments which may require outflows on demand.

Financial guarantees and loan commitments	December 31, 2020	December 31, 2019
Up to 1 month	207,111,405	232,513,084
From more than 1 month to 3 month	700,808	2,756
From more than 3 month to 6 month	916,901	335,854
From more than 6 month to 12 month	2,816,669	164,735
From more than 12 month to 24 month	184,331	528,973
More than 24 months	635,499	375,240

TOTAL	212,365,613	233,920,642

Table of Financial Assets and Liabilities Expected to be Collected or Paid Twelve Months After the End of the Reporting Period

	December 31, 2020	December 31, 2019
Financial assets
Loans and advances	77,442,142	94,987,898
Debt securities	28,562,761	239,102

Total	106,004,903	95,227,000

Financial liabilities
Other financial liabilities	4,326,274	5,642,383
Bank loans	1,708,917	670,728
Debt securities issued	331,775	185,568
Deposits	20,630	128,793

Total	6,387,596	6,627,472

Summary of Credit Quality Analysis of Loans and Advances
The Group’s credit quality analysis of financial assets under IFRS 9 with risk allocation as of December 31, 2020 and 2019 is provided below:

Credit quality analysis		December 31, 2020
Cash and cash equivalents
- BCRA unrestricted current account (Low risk)		86,184,474

Total cash and cash equivalents		86,184,474

Wholesale
- Low risk		97,760,236
- Medium risk		26,525,516
- High risk		15,278,200
- Non performing		2,921,848

Total wholesale		142,485,800

Retail
- Low risk		140,435,130
- Medium risk		68,578,972
- High risk		3,912,747
- Non performing		2,523,576

Total retail		215,450,425

Reverse repurchase agreement
- BCRA repos	CCC+	49,187,908

Total reverse repurchase agreement		49,187,908

Debt securities
- BCRA Liquidity Bills	CCC+	89,890,131
- Government securities	CC	37,392,811
- Corporate bonds	CCC+	260,910

Total debt securities		127,543,852

Total credit risk exposure		620,852,459

Credit quality analysis		December 31, 2019
Wholesale
- Low risk		82,589,414
- Medium risk		35,034,923
- High risk		14,782,028
- Non performing		6,211,517

Total wholesale		138,617,882

Retail
- Low risk		149,850,521
- Medium risk		54,347,711
- High risk		3,786,990
- Non performing		4,427,249

Total retail		212,412,471

Debt securities
- BCRA Liquidity Bills	B+	39,585,142
- Government securities	CCC	21,825,609
- Corporate bonds	B+	95,503

Total debt securities		61,506,254

Total credit risk exposure		412,536,607